Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100 Investment (3) Based On:
Year	Summary Compensation Table Total for CEO (1) (2) ($)	Compensation Actually Paid to CEO (1) (2) ($)		Average Summary Compensation Table Total for Other NEOs (1) (2) ($)	Average Compensation Actually Paid to Other NEOs (1) (2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (Loss) ($ in millions)	CSM: Adjusted EBITDA (5) ($ in millions)
2025	15,199,475	32,883,977		2,915,891	5,826,726	149.75	117.12	373.7	825.2
2024	15,163,556	36,322,296		2,659,269	6,029,405	124.62	103.82	156.2	676.8
2023	12,089,472	11,469,361		2,605,597	2,803,252	84.96	90.09	76.1	536.8
2022	8,078,464	2,966,606		1,976,501	380,749	67.38	78.27	(1.8)	281.7
2021	41,931,218	132,579,680	(6)	6,117,387	6,078,209	96.96	99.79	(579.4)	80.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2025 and 2024, the CEO was Bahram Akradi and the Other Named Executive Officers (the “Other NEOs”) were Erik Weaver, Executive Vice President and Chief Financial Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, Parham Javaheri, Executive Vice President, President Club Operations and Chief Property Development Officer, and RJ Singh, Executive Vice President and Chief Digital Officer.
For 2023, the CEO was Bahram Akradi and the Other NEOs were Robert Houghton, Former Executive Vice President and Chief Financial Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, Parham Javaheri, Executive Vice President, President Club Operations and Chief Property Development Officer, and Jeffrey Zwiefel, Former President and Chief Operating Officer.
For 2022, the CEO was Bahram Akradi and the Other NEOs were Thomas Bergmann, Former President and Chief Financial Officer, Robert Houghton, Former Executive Vice President and Chief Financial Officer, Jeffrey Zwiefel, Former President and Chief Operating Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, and Parham Javaheri, Executive Vice President and Chief Property Development Officer.
	For 2021, the CEO was Bahram Akradi and the Other NEOs were Thomas Bergmann, Former President and Chief Financial Officer, Jeffrey Zwiefel, Former President and Chief Operating Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, and Parham Javaheri, Executive Vice President and Chief Property Development Officer.
Peer Group Issuers, Footnote	Our peer group used for the TSR calculation is the Russell 2000 (Total Return) Index, which is used to show our performance in our annual report on Form 10-K. We used this as our industry index because there is no published industry or line-of-business index for our industry, and we do not have a readily definable peer group that is publicly traded.
PEO Total Compensation Amount	$ 15,199,475	$ 15,163,556	$ 12,089,472	$ 8,078,464	$ 41,931,218
PEO Actually Paid Compensation Amount	$ 32,883,977	36,322,296	11,469,361	2,966,606	132,579,680
Adjustment To PEO Compensation, Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and the average of our Other NEOs is shown below:

ADJUSTMENTS	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	15,199,475	2,915,891
(Subtraction): SCT amounts of stock and option awards	(13,499,985)	(2,187,974)
Addition: Fair value at year-end of awards granted during fiscal year 2025 that are outstanding and unvested at year-end	20,264,273	3,232,959
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	5,119,477	722,954
Addition: Vesting date fair value of awards granted and vesting during fiscal year 2025	—	99,993
Addition (Subtraction): Change in fair value from the end of fiscal year 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	5,800,737	1,042,903
(Subtraction): The fair value at the end of fiscal year 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2025	—	—
Compensation Actually Paid (as calculated)	32,883,977	5,826,726
	With respect to measuring the fair value of awards that are stock options, because the options were no longer at-the-money at the measurement dates, we used a Hull White lattice model to estimate the fair value of the options at the applicable dates considering the remaining contractual term of the options, an assumption about the executives’ early exercise behavior, the risk-free rate as of the measurement date and a volatility measured using a consistent approach with the grant date fair values.
Non-PEO NEO Average Total Compensation Amount	$ 2,915,891	2,659,269	2,605,597	1,976,501	6,117,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,826,726	6,029,405	2,803,252	380,749	6,078,209
Adjustment to Non-PEO NEO Compensation Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and the average of our Other NEOs is shown below:

ADJUSTMENTS	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	15,199,475	2,915,891
(Subtraction): SCT amounts of stock and option awards	(13,499,985)	(2,187,974)
Addition: Fair value at year-end of awards granted during fiscal year 2025 that are outstanding and unvested at year-end	20,264,273	3,232,959
Addition (Subtraction): The difference between the fair value of awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	5,119,477	722,954
Addition: Vesting date fair value of awards granted and vesting during fiscal year 2025	—	99,993
Addition (Subtraction): Change in fair value from the end of fiscal year 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	5,800,737	1,042,903
(Subtraction): The fair value at the end of fiscal year 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2025	—	—
Compensation Actually Paid (as calculated)	32,883,977	5,826,726
	With respect to measuring the fair value of awards that are stock options, because the options were no longer at-the-money at the measurement dates, we used a Hull White lattice model to estimate the fair value of the options at the applicable dates considering the remaining contractual term of the options, an assumption about the executives’ early exercise behavior, the risk-free rate as of the measurement date and a volatility measured using a consistent approach with the grant date fair values.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EBITDA
Stock Price

Total Shareholder Return Amount	$ 149.75	124.62	84.96	67.38	96.96
Peer Group Total Shareholder Return Amount	117.12	103.82	90.09	78.27	99.79
Net Income (Loss)	$ 373,700,000	$ 156,200,000	$ 76,100,000	$ (1,800,000)	$ (579,400,000)
Company Selected Measure Amount	825,200,000	676,800,000	536,800,000	281,700,000	80,300,000
PEO Name	Bahram Akradi	Bahram Akradi	Bahram Akradi	Bahram Akradi	Bahram Akradi
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on October 7, 2021, which was the first day our common stock began to trade publicly on the NYSE, through and including the end of the fiscal year for each year reported in the table.
Relationship Between Pay and Performance
The charts below present a graphical comparison of Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income (loss), and (4) Adjusted EBITDA. The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.
Compensation Actually Paid to Mr. Akradi for the year-ended December 31, 2021, as reflected in the graphics above, is primarily comprised of an option award granted in 2015 that vested in connection with our IPO in October 2021. Mr. Akradi exercised this option award in full on February 27, 2025.
Net income for the year-ended December 31, 2025 included $39.2 million of tax-effected share-based compensation expense, tax-effected net cash proceeds of $41.3 million received from employee retention credits under the CARES Act, tax-effected net cash proceeds of $29.2 million received in partial satisfaction of legal claims, $12.6 million of income tax benefits due to a significant exercise by our Chief Executive Officer of stock options that were set to expire in 2025, and tax-effected one-time gains of $9.7 million on sale-leaseback transactions. Net income for the year-ended December 31, 2024 included $38.2 million of tax-effected share-based compensation expense and a $10.4 million tax-effected loss on debt extinguishment, partially offset by a $2.0 million tax-effected gain on sale-leaseback transactions and a $3.7 million tax-effected gain on the sale of land. Net income for the year-ended December 31, 2023 included $40.2 million of tax-effected share-based compensation expense and a $10.9 million tax-effected loss on sale-leaseback transactions. Net loss for the year-ended December 31, 2022 included a $66.9 million tax-effected gain on sale-leaseback transactions associated with nine of our properties, partially offset by $25.5 million of tax-effected non-cash share-based compensation expense. Net loss for the year-ended December 31, 2021 included $269.1 million of tax-effected non-cash share-based compensation expense and $68.6 million of one-time tax-effected additional interest expense incurred in connection with the conversion of a related-party secured note into preferred stock, debt refinancing and the partial pay down of our term loan.
See the Appendix for our definition and reconciliation of Adjusted EBITDA.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2025 to our Company’s performance, is Adjusted EBITDA. See the Appendix for our definition and reconciliation of Adjusted EBITDA.
(6)    Compensation Actually Paid to Mr. Akradi for 2021 is primarily comprised of an option award granted in 2015 that vested in connection with our IPO in October 2021. Mr. Akradi exercised this option award in full on February 27, 2025.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,499,985)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,264,273
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,119,477
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,800,737
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,187,974)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,232,959
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,954
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,993
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,042,903
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0